Income Taxes (Tables)	12 Months Ended
Dec. 31, 2017
Income Taxes [Abstract]
Summary of benefit (provision) for income taxes
	Year Ended December 31
	2017	2016	2015
Current income taxes benefit	$-	$95,870	$240,806
Deferred income taxes provision	-	-	(228,828)
Total benefit for income taxes	-	95,870	11,978
Less: provision for income tax expenses from discontinued operations	-	(844)	-
Benefit for income taxes from continuing operations	$-	$95,026	$11,978

Summary of reconciliation of the provision for income taxes
	Years ended December 31,
	2017	2016	2015
Loss before provision for income tax and non-controlling interests	$(5,136,434)	$(9,704,761)	$(6,710,848)
PRC corporate income tax rate	25%	25%	25%
Income tax benefit computed at PRC statutory corporate income tax rate	(1,284,108)	(2,426,190)	(1,677,712)
Reconciling items:
Non-deductible expenses	597,189	691,298	1,331,524
Valuation allowance on deferred tax assets	686,919	1,734,892	346,188
Over-provision in prior years	-	(95,026)	-
Others	-	-	(11,978)
Income tax benefit	$-	$(95,026)	$(11,978)

Summary of deferred tax assets and liabilities
	2017	2016
Deferred tax assets
Net operating loss carried forward	$2,386,069	1,798,009
Valuation allowance	(2,386,069)	(1,798,009)
Deferred tax assets, non-current	$-	$-

Deferred tax assets, non-current	$-	$-